Acquisitions - Additional Information (Details) - USD ($) $ in Thousands	Sep. 03, 2024	Jul. 01, 2022
Additional information
Acquisition related costs	$ 30	$ 40
Tuva Knutsen
Additional information
Purchase price	97,500
Outstanding indebtedness	69,000
Certain capitalized financing fees	400
Customary working capital purchase price adjustments	$ 2,700
Synnve Knutsen
Additional information
Purchase price		119,000
Outstanding indebtedness		87,700
Certain capitalized financing fees		600
Customary working capital purchase price adjustments		$ 5,900